TRADE ACCOUNTS RECEIVABLE - Changes in impairment (Details) - Trade accounts receivable - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in the impairment on financial assets
Balance, beginning of year	R$ (107,772)	R$ (137,146)	R$ (98,079)
Impairment on financial assets during the year	(29,445)	(55,731)	(148,548)
Recoveries in the year	29,364	56,088	84,416
Write-offs	11,313	9,892	36,210
Loss of control of subsidiary		23,203
Exchange variation	3,953	(4,078)	(11,145)
Balance, end of year	R$ (92,587)	R$ (107,772)	R$ (137,146)